VARIABLE INTEREST ENTITIES ("VIE") - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 newbuild	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		7
Interest expense | $		$ 59,305	$ 71,201	$ 68,793
Net cash received in financing activities | $		$ 377,307	$ 159,728	514,430
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Term of sale leaseback transaction		10 years
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		7	6
Interest expense | $		$ 37,400	$ 44,100	31,600
Net cash received in financing activities | $		$ 51,500	$ 154,200	$ 704,200
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Number of newbuilds in sale and leaseback transaction | newbuild	3
Term of sale leaseback transaction		10 years
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Term of sale leaseback transaction		10 years
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
Term of sale leaseback transaction		10 years
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Term of sale leaseback transaction		10 years
Variable Interest Entity, Primary Beneficiary | COSCO
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1